Financial Risk Management - Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 1,808,751	$ (382,971)	$ 1,894,474	$ 2,734,704
Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	54,924,873
Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	722,923
Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,808,751
Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	52,692
1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	698,230
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	470,275
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,820
Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	5,426,812
Less than 1 month [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,338,476
Less than 1 month [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,814
Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,805,655
Less than 1 month [Member] | Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	722,923
Less than 1 month [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	15,928
Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	31,758,179
Between 1 and 5 years [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	31,130
More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 9,235,997
Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	8.35%
Fixed Rate Interest [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 7,876,332
Fixed Rate Interest [Member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	12,762
Fixed Rate Interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	434,088
Fixed Rate Interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,022,247
Fixed Rate Interest [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,644,615
Fixed Rate Interest [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 1,762,620
Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	9.35%
Variable rate interest [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 3,682,596
Variable rate interest [Member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	191,709
Variable rate interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	526,772
Variable rate interest [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,169,969
Variable rate interest [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,794,146
Long-term debt securities (fixed rate) [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	15,378,000
Long-term debt securities (fixed rate) [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	8,098,000
Long-term debt securities (fixed rate) [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,280,000
Long-term debt securities (variable rate) [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	15,877,588
Long-term debt securities (variable rate) [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,000,000
Long-term debt securities (variable rate) [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	12,877,588
Variable rate bank loans [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	5,892,072
Variable rate bank loans [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	67,574
Variable rate bank loans [Member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,762,742
Variable rate bank loans [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,061,756
Fixed rate bank loans [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,420,036
Fixed rate bank loans [Member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,226,659
Fixed rate bank loans [Member] | More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 193,377
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	6.04%
Cash flow hedges [member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 213,883
Cash flow hedges [member] | 1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	21,664
Cash flow hedges [member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	56,088
Cash flow hedges [member] | Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	111,846
Cash flow hedges [member] | Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 24,285